Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Leases
(7)
Leases

Lessee Accounting

The majority of leases in which the Company is the lessee are comprised of real estate property for branches and office space and are recorded as operating leases with terms extending beyond 2028. The Company has one finance lease, which it entered into in 2022, with a lease term through 2046. These leases are classified as operating or finance leases at commencement. Right-of-use assets representing the right to use the underlying asset and lease liabilities representing the obligation to make future lease payments are recognized on the balance sheet. These assets and liabilities are estimated based on the present value of future lease payments discounted using the Company's incremental secured borrowing rates as of the commencement date of the lease. Certain lease agreements contain renewal options which are considered in the determination of the lease term if they are deemed reasonably certain to be exercised. The Company has elected not to recognize leases with an original term of less than 12 months on the balance sheet.

The following table represents lease assets and lease liabilities as of December 31, 2023 and 2022 (in thousands).

Lease right-of-use assets	Classification	December 31, 2023	December 31, 2022
Operating lease right-of-use assets	Other Assets	$3,542	4,519
Finance lease right-of-use assets	Other Assets	2,123	2,215

Lease liabilities	Classification	December 31, 2023	December 31, 2022
Operating lease liabilities	Other Liabilities	$3,736	4,671
Finance lease liabilities	Other Liabilities	2,251	2,281

The total lease cost related to operating leases and short term leases is recognized on a straight-line basis over the lease term. For finance leases, right-of-use assets are amortized on a straight-line basis over the lease term and interest imputed on the lease liability is recognized using the effective interest method. The components of the Bank's total lease cost were as follows for the years ended December 31, 2023 and 2022.

	In Thousands
	2023	2022
Operating lease cost	$637	563
Finance lease cost	158	159
Short-term lease cost	—	—
Net lease cost	$795	722

The weighted average remaining lease term and weighted average discount rate for operating leases at December 31, 2023 and 2022 were as follows:

	2023	2022
Operating Leases
Weighted average remaining lease term (in years)	10.10	10.53
Weighted average discount rate	4.31%	4.25%

The weighted average remaining lease term and weighted average discount rate for finance leases at December 31, 2023 and 2022 were as follows:

	2023	2022
Finance Leases
Weighted average remaining lease term (in years)	23.34	24.35
Weighted average discount rate	2.90%	2.90%

Cash flows related to operating and finance leases during the year ended December 31, 2023 and 2022 were as follows:

	In Thousands
	2023	2022
Operating cash flows related to operating leases	$595	547
Operating cash flows related to finance leases	66	66
Financing cash flows related to finance leases	30	26

Future undiscounted lease payments for operating leases with initial terms of more than 12 months at December 31, 2023 and 2022 were as follows:

	In Thousands
	2023	2022
Operating Leases
2024	$553	595
2025	560	635
2026	568	642
2027	576	649
2028	547	657
Thereafter	1,854	2,686
Total undiscounted lease payments	4,658	5,864
Less: imputed interest	(922)	(1,193)
Net lease liabilities	$3,736	$4,671

Future undiscounted lease payments for finance leases with initial terms of more than 12 months at December 31, 2023 and 2022 were as follows:

	In Thousands
	2023	2022
Finance Leases
2024	$98	$96
2025	101	98
2026	105	101
2027	108	105
2028	111	108
Thereafter	2,676	2,787
Total undiscounted lease payments	3,199	3,295
Less: imputed interest	(948)	(1,014)
Net lease liabilities	$2,251	$2,281